Investments in associates and joint venture - Joint venture under IFRS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Investments in associates [Line Items]
Current assets	$ 589,152	$ 648,619
Non-current assets	3,390,465	3,458,655
Liabilities	1,179,760	1,139,074	$ 1,187,656
Current liabilities	360,436	565,357
Shareholders' equity, reported	2,799,857	2,968,200	3,029,565	$ 3,063,627
Income tax expense or income	25,430	(25,590)	26,879
Net loss from continued operations	(150,339)	(28,459)	(11,654)
Share in results	(9,517)	47,710	$ (1,144)
Joint ventures [member]
Disclosure of Investments in associates [Line Items]
Current assets	12,946	11,090
Non-current assets	93,847	100,106
Liabilities	87,005	88,608
Shareholders' equity, reported	19,788	22,588
Group's interest	2,254	2,627
Revenue	20,571	24,521
Interest income		101
Interest expense	(5,252)	(5,694)
Income tax expense or income	311	186
Net loss from continued operations	(2,800)	(665)
Share in results	$ (252)	$ (44)